UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish              Plymouth, Minnesota              06/01/04
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $189,180
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.     Form 13F File Number                     Name

1.      28-                      Waterstone Market Neutral Offshore Fund, Ltd.

2.      28-                      Waterstone Capital Offshore Advisors, LP


                                                    FORM 13F INFORMATION TABLE
               Column 1             Column 2       Column 3    Column 4     Column 5   Column 6      Column 7    Column 8

                                                               Value         Sh or     Investment     Other       Voting
        Name of Issuer           Title of Class     Cusip      (x$1000)      Pr Amt    Discretion     Mgrs       Authority
Countrywide Financial Corp            COM         222372104      2548          26566      Sole        1,2         26566
EMC Corp                              COM         268648102      2108         154900      Sole        1,2        154900
Ford                              COM Par $.01    345370860        27           2000      Sole        1,2          2000
Gencorp Inc                           COM         368682100      1491         137700      Sole        1,2        137700
Gentex Corp                           COM         371901109       199           4600      Sole        1,2          4600
Lear Corp                             COM         521865105       192           3100      Sole        1,2          3100
Lockheed Martin Corp                  COM         539830109       575          12600      Sole        1,2         12600
Lowes Cos Inc                         COM         548661107      7539         134300      Sole        1,2        134300
Newell RubberMaid Inc                 COM         651229106       509          21900      Sole        1,2         21900
Placer Dome Inc                       COM         725906101      1048          58300      Sole        1,2         58300
Schlumberger Ltd                      COM         806857108      1596          25000      Sole        1,2         25000
Sepracor Inc                          COM         817315104      6498         135100      Sole        1,2        135100
Smurfit-Stone Container Corp          COM         832727101       113           6416      Sole        1,2          6416
Waste Connections Inc                 COM         941053100      2205          55400      Sole        1,2         55400
Affiliated Managers Group           DBCV 2/2      008252AE8     20460       15000000      Sole        1,2      15000000
Barnes & Noble Inc               Note 5.25% 3/1   067774AD1      9746        9146000      Sole        1,2       9146000
Celgene Corp                     Note 1.75% 6/0   151020AC8      8752        7255000      Sole        1,2       7255000
Centerpoint Energy               Note 3.75% 5/1   15189TAC1     12098       10394000      Sole        1,2      10394000
Credence Systems Corp            Note 1.5% 5/1    225302AF5      7468        5726000      Sole        1,2       5726000
Fair Isaac Corp                  Note 1.50% 8/1   303250AB0      3113        2848000      Sole        1,2       2848000
Freeport McMorran                NOTE 7.0% 2/1    35671DAK1     16201       10000000      Sole        1,2      10000000
GAP Inc                          Note 5.75% 3/1   364760AJ7      3635        2494000      Sole        1,2       2494000
Getty Images Inc                 SDCV 0.5% 6/0    374276AG8      5475        4372000      Sole        1,2       4372000
ManPower                            DBCV 8/1      56418HAC4      8877       13096000      Sole        1,2      13096000
Merqury Interactive                 Note 5/0      589405AD1      6482        5894000      Sole        1,2       5894000
Omnicom Group                       Note 7/3      681919AM8      2532        2500000      Sole        1,2       2500000
Pacificare Health               DBCV 3.00% 10/1   695112AG7      6012        2950000      Sole        1,2       2950000
Silicon Valley Bancshares           Note 6/1      827064AC0      1293        1152000      Sole        1,2       1152000
TJX                                 Note 2/1      872540AL3      8071        9147000      Sole        1,2       9147000
Telefonos de Mexico             DBCV 4.250% 6/1   879403AD5     30547       25485000      Sole        1,2      25485000
3M CO                                 COM         88579Y101      2488          30400      Sole        1,2         30400
Tyco Int'l                      DBCV 3.125% 1/1   902118BG2      3669        2500000      Sole        1,2       2500000
Yahoo                               FRNT 4/0      984332AB2      5613        4157000      Sole        1,2       4157000




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